UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07644

                           Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

¢	Gabelli Capital Asset Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Shares		Market Value
Common Stocks — 100.0%
Aerospace and Defense — 8.9%
89,000	Aerojet Rocketdyne Holdings Inc.†	$1,440,020
21,500	Curtiss-Wright Corp.	1,342,030
6,875	HEICO Corp.	336,050
38,000	Honeywell International Inc.	3,598,220
3,100	Precision Castparts Corp.	712,101
160,000	Rolls-Royce Holdings plc	1,638,605

		9,067,026

Automobiles and Components — 0.5%
2,700	BorgWarner Inc.	112,293
10,000	Dana Holding Corp.	158,800
500	Standard Motor Products Inc.	17,440
12,000	Superior Industries International Inc.	224,160

		512,693

Building Products — 0.4%
25,000	Griffon Corp.	394,250

Commercial and Professional Services — 3.7%
80,000	Rollins Inc.	2,149,600
34,000	Waste Management Inc.	1,693,540

		3,843,140

Construction and Engineering — 0.6%
96,000	Furmanite Corp.†	583,680

Consumer Durables — 1.3%
4,000	Cavco Industries Inc.†	272,360
13,000	Skyline Corp.†	37,440
40,000	Sony Corp., ADR†	980,000

		1,289,800

Consumer Services — 2.2%
1,000	Ascent Capital Group Inc., Cl. A†	27,380
30,000	Boyd Gaming Corp.†	489,000
1,000	Bunge Ltd.	73,300
10,000	Canterbury Park Holding Corp.	99,700
6,200	Churchill Downs Inc.	829,622
59,000	Dover Motorsports Inc.	135,995
14,000	Las Vegas Sands Corp.	531,580
1,000	The Cheesecake Factory Inc.	53,960

		2,240,537

Consumer Staples — 10.9%
3,000	Archer Daniels Midland Co.	124,350
37,000	Brown-Forman Corp., Cl. A	3,958,630
60,000	Danone SA, ADR	756,000
33,500	Diageo plc, ADR	3,610,965
12,000	Fomento Economico Mexicano SAB de CV, ADR	1,071,000
1,000	Mead Johnson Nutrition Co.	70,400
14,000	The Coca-Cola Co.	561,680
32,000	Tootsie Roll Industries Inc.	1,001,280

		11,154,305

Shares		Market Value

Electrical Equipment — 2.5%
33,000	AMETEK Inc.	$1,726,560
15,000	Capstone Turbine Corp.†	5,100
24,000	Franklin Electric Co. Inc.	653,520
2,000	Rockwell Automation Inc.	202,940

		2,588,120

Energy — 3.3%
2,000	Anadarko Petroleum Corp.	120,780
4,500	Cameron International Corp.†	275,940
3,000	Chevron Corp.	236,640
8,000	ConocoPhillips	383,680
7,500	Devon Energy Corp.	278,175
9,000	Exxon Mobil Corp.	669,150
95,000	RPC Inc.	840,750
71,000	Weatherford International plc†	602,080

		3,407,195

Financials — 12.3%
34,000	American Express Co.	2,520,420
4,000	Argo Group International Holdings Ltd.	226,360
16,000	BKF Capital Group Inc.†	8,816
55,000	Griffin Industrial Realty Inc.	1,360,150
14,000	JPMorgan Chase & Co.	853,580
23,000	Legg Mason Inc.	957,030
4,000	Marsh & McLennan Companies Inc.	208,880
27,500	Morgan Stanley	866,250
3,600	Northern Trust Corp.	245,376
17,000	Ryman Hospitality Properties Inc.	836,910
8,000	State Street Corp.	537,680
41,000	The Bank of New York Mellon Corp.	1,605,150
45,500	Wells Fargo & Co.	2,336,425

		12,563,027

Health Care — 1.6%
20,000	Boston Scientific Corp.†	328,200
1,000	DENTSPLY International Inc.	50,570
6,200	Henry Schein Inc.†	822,864
1,000	Laboratory Corp. of America Holdings†	108,470
8,000	Patterson Companies Inc.	346,000

		1,656,104

Information Technology — 5.0%
5,500	Blackhawk Network Holdings Inc.†	233,145
30,000	Corning Inc.	513,600
78,000	CTS Corp.	1,443,780
30,000	Cypress Semiconductor Corp.	255,600
25,000	Diebold Inc.	744,250
4,000	EchoStar Corp., Cl. A†	172,120
4,700	Harris Corp.	343,805
12,000	Internap Corp.†	73,560
3,000	NCR Corp.†	68,250
21,000	Texas Instruments Inc.	1,039,920
9,000	Yahoo! Inc.†	260,190

		5,148,220

Machinery — 8.4%
15,500	CIRCOR International Inc.	621,860

See accompanying notes to schedule of investments.

¢	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Shares		Market Value
Common Stocks (Continued)
Machinery (Continued)
4,000	CLARCOR Inc.	$190,720
140,000	CNH Industrial NV, New York	912,800
12,000	Crane Co.	559,320
3,200	Deere & Co.	236,800
9,500	Flowserve Corp.	390,830
15,000	Graco Inc.	1,005,450
18,000	IDEX Corp.	1,283,400
15,000	ITT Corp.	501,450
51,000	Navistar International Corp.†	648,720
9,000	The Eastern Co.	145,800
43,500	The L.S. Starrett Co., Cl. A	525,480
2,000	Watts Water Technologies Inc., Cl. A	105,640
44,000	Xylem Inc.	1,445,400

		8,573,670

Materials — 5.4%
21,000	Ampco-Pittsburgh Corp.	229,110
12,000	Chemtura Corp.†	343,440
62,000	Ferro Corp.†	678,900
44,000	Freeport-McMoRan Inc.	426,360
18,000	International Flavors & Fragrances Inc.	1,858,680
70,000	Myers Industries Inc.	938,000
44,000	Newmont Mining Corp.	707,080
5,000	Sensient Technologies Corp.	306,500

		5,488,070

Media — 20.1%
3,000	AMC Networks Inc., Cl. A†	219,510
108,000	Cablevision Systems Corp., Cl. A	3,506,760
40,000	CBS Corp., Cl. A, Voting	1,796,000
10,000	Cogeco Inc.	399,775
4,500	Discovery Communications Inc., Cl. A†	117,135
10,000	Discovery Communications Inc., Cl. C†	242,900
11,500	DISH Network Corp., Cl. A†	670,910
98,000	Grupo Televisa SAB, ADR	2,549,960
12,000	Journal Media Group Inc.	90,000
1,750	Liberty Broadband Corp., Cl. A†	90,020
3,050	Liberty Broadband Corp., Cl. C†	156,069
5,000	Liberty Global plc, Cl. A†	214,700
12,000	Liberty Global plc, Cl. C†	492,240
7,000	Liberty Media Corp., Cl. A†	250,040
7,000	Liberty Media Corp., Cl. C†	241,220
55,000	Media General Inc.†	769,450
6,000	Meredith Corp.	255,480
6,000	Scripps Networks Interactive Inc., Cl. A	295,140
8,000	Sinclair Broadcast Group Inc., Cl. A	202,560
10,000	The Interpublic Group of Companies Inc.	191,300
27,000	The Madison Square Garden Co., Cl. A†	1,947,780
36,500	Time Warner Inc.	2,509,375
20,000	Twenty-First Century Fox Inc., Cl. A	539,600
63,000	Viacom Inc., Cl. A	2,789,010

		20,536,934

Shares		Market Value

Publishing — 0.7%
43,996	The E.W. Scripps Co., Cl. A	$777,409

Retailing — 4.4%
37,500	Aaron’s Inc.	1,354,125
21,000	CVS Health Corp.	2,026,080
42,000	Hertz Global Holdings Inc.†	702,660
3,400	Ingles Markets Inc., Cl. A	162,622
23,000	J.C. Penney Co. Inc.†	213,670

		4,459,157

Telecommunication Services — 3.3%
8,500	AT&T Inc.	276,930
11,000	Millicom International Cellular SA, SDR	687,340
10,000	Rogers Communications Inc., Cl. B	344,800
21,000	Telephone & Data Systems Inc.	524,160
45,000	United States Cellular Corp.†	1,594,350

		3,427,580

Trading Companies and Distributors — 2.2%
22,000	GATX Corp.	971,300
35,000	Kaman Corp.	1,254,750

		2,226,050

Utilities — 2.3%
21,500	El Paso Electric Co.	791,630
20,000	GenOn Energy Inc., Escrow†	0
30,500	National Fuel Gas Co.	1,524,390

		2,316,020

	Total Common Stocks	102,252,987

TOTAL INVESTMENTS — 100.0%
(Cost $56,664,468)		$102,252,987

	Aggregate tax cost	$57,657,320

	Gross unrealized appreciation	$49,895,999
	Gross unrealized depreciation	(5,300,332)

	Net unrealized appreciation/depreciation	$44,595,667

†	Non-income producing security.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

¢	Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

¢	Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs			Total Market Value at 9/30/15
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Services	$2,104,542	$135,995	—	$2,240,537
Utilities	2,316,020	—	$0	2,316,020
Other Industries (a)	97,696,430	—	—	97,696,430
Total Common Stocks	102,116,992	135,995	0	102,252,987
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$102,116,992	$135,995	$0	$102,252,987

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded

¢	Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/25/2015

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/25/2015

* Print the name and title of each signing officer under his or her signature.